Net finance expense (Table)	12 Months Ended
Dec. 31, 2021
Net finance expense
Schedule of net finance expense

	Year ended December 31,
	2021	2020	2019
	$’m	$’m	$’m
Senior Secured and Senior Notes	72	—	—
Interest on related party borrowings	43	146	170
Net pension interest cost (note 20)	3	3	4
Foreign currency translation losses/(gain)	49	(93)	20
Losses on derivative financial instruments	—	5	2
Other net finance expense	11	9	12
Net finance expense before exceptional items	178	70	208
Exceptional finance expense (note 5)	57	—	5
Net finance expense	235	70	213